4. Changes in accounting practices and disclosures (Details)	12 Months Ended
Dec. 31, 2017
Standard One
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions

Standard: Amendments to IAS 12 – Recognition of Deferred Income Tax for Unrealized Losses

Description: Describes about the treatment of temporary differences.

Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.

Standard Two
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions

Standard: Amendments to IAS 7 – Disclosure Initiatives

Description: Describes about disclosures that enable users to measure the changes in liabilities related to financing activities.

Impact: The application of these amendments did not impact the disclosures or amounts recognized in the annual financial statements.

Standard Three
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions

Standard: Annual improvements to IFRSs: 2015-2017 cycle

Description: Amendments to IFRS 12 – Disclosure of interests in other entities – clarification on the standard’s scope.

Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.